Quarterly Report
August 31, 2019
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 1.9%
Boeing Co.	2,305	$839,227
Honeywell International, Inc.	16,584	2,730,058
		$3,569,285
Alcoholic Beverages – 0.7%
Molson Coors Brewing Co.	25,180	$1,293,245
Apparel Manufacturers – 0.9%
Skechers USA, Inc., “A” (a)	52,619	$1,665,918
Automotive – 1.2%
Lear Corp.	19,167	$2,151,687
Biotechnology – 0.9%
Biogen, Inc. (a)	7,140	$1,569,015
Broadcasting – 0.5%
Walt Disney Co.	6,381	$875,856
Brokerage & Asset Managers – 0.6%
Invesco Ltd.	66,541	$1,044,694
Business Services – 1.6%
Cognizant Technology Solutions Corp., “A”	18,000	$1,105,020
DXC Technology Co.	21,460	712,901
Fiserv, Inc. (a)	11,309	1,209,385
		$3,027,306
Cable TV – 3.3%
Charter Communications, Inc., “A” (a)	4,594	$1,881,657
Comcast Corp., “A”	96,932	4,290,210
		$6,171,867
Chemicals – 2.5%
CF Industries Holdings, Inc.	21,661	$1,043,844
Eastman Chemical Co.	23,237	1,519,003
LyondellBasell Industries N.V., “A”	10,182	787,883
PPG Industries, Inc.	11,356	1,258,131
		$4,608,861
Computer Software – 1.5%
Microsoft Corp.	20,244	$2,790,838
Computer Software - Systems – 0.5%
Hewlett Packard Enterprise	62,895	$869,209
Construction – 1.2%
AvalonBay Communities, Inc., REIT	3,226	$685,719
Toll Brothers, Inc.	43,464	1,572,962
		$2,258,681
Consumer Products – 2.6%
Kimberly-Clark Corp.	12,549	$1,770,789
Procter & Gamble Co.	25,854	3,108,427
		$4,879,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.3%
Johnson Controls International PLC	14,244	$608,076
Electronics – 2.6%
Applied Materials, Inc.	20,983	$1,007,604
Intel Corp.	80,386	3,811,100
		$4,818,704
Energy - Independent – 4.1%
EOG Resources, Inc.	24,195	$1,795,027
Marathon Petroleum Corp.	21,372	1,051,716
Occidental Petroleum Corp.	18,376	798,989
Phillips 66	29,599	2,919,349
Valero Energy Corp.	14,639	1,102,024
		$7,667,105
Energy - Integrated – 2.2%
Chevron Corp.	10,820	$1,273,730
Exxon Mobil Corp.	41,229	2,823,362
		$4,097,092
Food & Beverages – 2.4%
Archer Daniels Midland Co.	18,453	$702,137
Ingredion, Inc.	5,819	449,634
J.M. Smucker Co.	16,012	1,683,822
PepsiCo, Inc.	11,518	1,574,856
		$4,410,449
Gaming & Lodging – 0.5%
Royal Caribbean Cruises Ltd.	8,911	$929,239
General Merchandise – 0.4%
Dollar General Corp.	4,888	$762,968
Insurance – 6.4%
Allstate Corp.	8,921	$913,421
Berkshire Hathaway, Inc., “B” (a)	15,723	3,198,216
Chubb Ltd.	15,765	2,463,754
Hartford Financial Services Group, Inc.	19,316	1,125,737
MetLife, Inc.	53,180	2,355,874
Prudential Financial, Inc.	15,171	1,215,045
Radian Group, Inc.	24,467	551,731
		$11,823,778
Internet – 0.5%
Facebook, Inc., “A” (a)	4,799	$891,030
Machinery & Tools – 4.6%
AGCO Corp.	32,437	$2,242,045
Cummins, Inc.	5,849	873,080
Eaton Corp. PLC	35,908	2,898,494
Ingersoll-Rand Co. PLC, “A”	9,890	1,197,580
Regal Beloit Corp.	17,722	1,256,490
		$8,467,689
Major Banks – 10.3%
Bank of America Corp.	195,525	$5,378,893
Goldman Sachs Group, Inc.	2,730	556,674
JPMorgan Chase & Co.	32,904	3,614,833

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Morgan Stanley	39,043	$1,619,894
PNC Financial Services Group, Inc.	23,919	3,083,877
Wells Fargo & Co.	103,918	4,839,461
		$19,093,632
Medical & Health Technology & Services – 4.0%
CVS Health Corp.	14,907	$908,134
HCA Healthcare, Inc.	19,687	2,366,377
McKesson Corp.	18,291	2,529,097
Walgreens Boots Alliance, Inc.	32,599	1,668,743
		$7,472,351
Medical Equipment – 3.4%
Boston Scientific Corp. (a)	21,364	$912,884
Danaher Corp.	6,873	976,585
Medtronic PLC	40,495	4,369,005
		$6,258,474
Natural Gas - Pipeline – 0.8%
Equitrans Midstream Corp.	115,769	$1,561,724
Network & Telecom – 1.2%
Cisco Systems, Inc.	46,347	$2,169,503
Oil Services – 0.6%
Schlumberger Ltd.	36,847	$1,194,948
Other Banks & Diversified Financials – 5.0%
American Express Co.	3,319	$399,508
Citigroup, Inc.	71,383	4,593,496
Discover Financial Services	22,111	1,768,216
Synchrony Financial	35,694	1,143,993
U.S. Bancorp	26,300	1,385,747
		$9,290,960
Pharmaceuticals – 5.6%
Eli Lilly & Co.	24,791	$2,800,639
Johnson & Johnson	42,811	5,495,220
Pfizer, Inc.	59,750	2,124,113
		$10,419,972
Railroad & Shipping – 1.4%
Union Pacific Corp.	15,502	$2,510,704
Real Estate – 5.9%
EPR Properties, REIT	31,202	$2,441,556
Life Storage, Inc., REIT	7,920	839,203
Medical Properties Trust, Inc., REIT	129,086	2,399,709
Public Storage, Inc., REIT	5,034	1,332,701
Spirit Realty Capital, Inc., REIT	16,169	775,142
STORE Capital Corp., REIT	83,647	3,158,511
		$10,946,822
Restaurants – 2.0%
Darden Restaurants, Inc.	20,421	$2,470,532
U.S. Foods Holding Corp. (a)	29,995	1,213,298
		$3,683,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.4%
DuPont de Nemours, Inc.	11,697	$794,577
Specialty Stores – 2.5%
AutoZone, Inc. (a)	769	$847,200
Target Corp.	35,114	3,758,602
		$4,605,802
Telephone Services – 3.0%
AT&T, Inc.	66,471	$2,343,767
Verizon Communications, Inc.	53,849	3,131,858
		$5,475,625
Tobacco – 1.5%
Philip Morris International, Inc.	38,432	$2,770,563
Utilities - Electric Power – 7.1%
AES Corp.	77,846	$1,193,379
American Electric Power Co., Inc.	15,580	1,420,117
CenterPoint Energy, Inc.	84,560	2,341,466
Exelon Corp.	69,561	3,287,453
NRG Energy, Inc.	29,180	1,062,152
Southern Co.	14,471	843,081
Vistra Energy Corp.	40,824	1,018,559
Xcel Energy, Inc.	30,636	1,967,444
		$13,133,651
Total Common Stocks		$182,634,946
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 2.17% (v)	6,035,614	$6,036,218

Other Assets, Less Liabilities – (1.8)%		(3,415,409)
Net Assets – 100.0%		$185,255,755
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,036,218 and $182,634,946, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$182,634,946	$—	$—	$182,634,946
Mutual Funds	6,036,218	—	—	6,036,218
Total	$188,671,164	$—	$—	$188,671,164
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,726,163	$7,660,944	$3,351,358	$(11)	$480	$6,036,218

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$20,470	$—